Offerings - Offering: 1	Aug. 24, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	An indeterminate number of shares of Common Stock is being registered as may from time to time be offered at by the Registrant from time to time at indeterminate prices and, which, collectively, shall have an initial maximum aggregate offering price not to exceed $100,000,000.